Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

	MCBC shareholders
	Foreign currency translation adjustments	Gain (loss) on derivative instruments	Pension and Postretirement Benefits adjustments	Equity Method Investments	Accumulated other comprehensive income (loss)	Noncontrolling interest
	(In millions)
As of December 28, 2008	$170.1	$35.3	$(365.6)	$(211.2)	$(371.4)	$(25.4)
Foreign currency translation adjustments	468.3	—	—	—	468.3	—
Unrealized gain (loss) on derivative instruments	—	(42.3)	—	—	(42.3)	—
Reclassification adjustment on derivative instruments	—	(15.7)	—	—	(15.7)	—
Pension and other postretirement benefit adjustments	—	—	(360.3)	—	(360.3)	—
Contribution to MillerCoors	—	—	—	143.8	143.8	—
Ownership share of MillerCoors, other comprehensive income (loss)	—	—	—	(32.2)	(32.2)	—
Pension and other postretirement benefit adjustments related to BRI deconsolidation	—	—	33.3	—	33.3	36.5
Tax benefit (expense)	146.4	18.7	87.0	(54.9)	197.2	(11.1)
As of December 26, 2009	$784.8	$(4.0)	$(605.6)	$(154.5)	$20.7	$—
Foreign currency translation adjustments	53.8	—	—	—	53.8	—
Unrealized gain (loss) on derivative instruments	—	(18.6)	—	—	(18.6)	—
Reclassification adjustment on derivative instruments	—	7.1	—	—	7.1	—
Pension and other postretirement benefit adjustments	—	—	147.5	—	147.5	—
Ownership share of MillerCoors, other comprehensive loss	—	—	—	(52.8)	(52.8)	—
Ownership share of other unconsolidated subsidiaries' other comprehensive income (loss)	—	—	—	(39.2)	(39.2)	—
Tax benefit (expense)	67.7	3.9	(39.3)	20.3	52.6	—
As of December 25, 2010	$906.3	$(11.6)	$(497.4)	$(226.2)	$171.1	$—
Foreign currency translation adjustments	(49.6)	—	—	—	(49.6)	—
Unrealized gain (loss) on derivative instruments	—	(2.0)	—	—	(2.0)	—
Reclassification adjustment on derivative instruments	—	14.9	—	—	14.9	—
Pension and other postretirement benefit adjustments	—	—	(242.0)	—	(242.0)	—
Ownership share of MillerCoors, other comprehensive loss	—	—	—	(103.4)	(103.4)	—
Ownership share of other unconsolidated subsidiaries' other comprehensive income (loss)	—	—	—	(2.8)	(2.8)	—
Tax benefit (expense)	(18.1)	0.4	62.6	39.2	84.1	—
As of December 31, 2011	$838.6	$1.7	$(676.8)	$(293.2)	$(129.7)	$—
The significant fluctuations to other comprehensive income due to foreign currency translation adjustments resulted from the weakening of both the CAD and GBP versus the USD during 2011, compared to the strengthening of the CAD and weakening of the GBP in 2010, and the weakening of both in 2009. We have significant levels of net assets denominated in these currencies due to our operations in those countries, and therefore other comprehensive income increases and/or decreases when those items are translated to our reporting currency, which is USD.
The decrease in other comprehensive income due to pension and other post retirement benefit adjustments is due to an increase in our pension obligations in 2011, driven by actuarial losses due to fluctuations in discount rate assumptions, while we experienced actuarial gains to pension obligations in 2010. The decrease in other comprehensive income associated with our equity method investments in 2011 is related to our 42% share of the unrealized gains on MillerCoors derivative instruments and unrealized losses on pension obligations, along with changes to BRI and BDL pension obligations.